Land Use Rights	9 Months Ended
Sep. 30, 2011
Land Use Rights [Abstract]
Land Use Rights [Text Block]
NOTE 8 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. In 2009, the Company acquired land use rights for approximately $2,165,000 for 123,000 square meters located in Gongzhuling, Jilin, China. The Company is currently developing this land and constructing a grain storage and logistics center. In connection with the Demonstration Park purchase (see Note 6) in 2011, the Company obtained land use rights for approximately $10.1 million for 180,000 square meters located in Gongzhuling, Jilin, China. The Company’s land use rights have terms that expire in January 2058 through September 2061. The Company amortizes these land use rights over the term of the respective land use rights. The lease agreement does not have any renewal options.

At September 30, 2011 and December 31, 2010, land use rights consist of the following:

		September 30, 2011	December 31, 2010
	Useful Life	(Unaudited)
Land use rights	50 years	$13,142,611	$2,773,279
Less: accumulated amortization		(164,707)	(99,273)
		$12,977,904	$2,674,006

Amortization of land use rights attributable to future periods is as follows:

Twelve months ending September 30:
2012	$262,852
2013	262,852
2014	262,852
2015	262,852
2016	262,852
Thereafter	11,663,644
$12,977,904

For the nine months ended September 30, 2011 and 2010, amortization expense amounted to $61,181 and $52,331, respectively.  For the three months ended September 30, 2011 and 2010, amortization expense amounted to $31,740 and $4,655, respectively.